Long-Term Investment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investment, Net [Abstract]
Schedule of Carrying Value of Equity Investments without Readily Determinable Fair Value

The total carrying value of equity investments without readily determinable fair value that do not qualify for the NAV practical expedient held as of December 31, 2024 and 2023 were as follows:

	As of December 31,
	2024	2023
Initial cost basis	$2,478,000	$-
Cumulative impairment	(1,121,382)	-
Total carrying value	$1,356,618	$-